S-K 1603, SPAC Sponsor; Conflicts of Interest	Jul. 30, 2025
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]
Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants), as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
	day period commencing at least 150 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.	Our sponsor, officers, directors and director nominees	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor and their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants)	30 days after the completion of our initial business combination	Our sponsor, officers, directors and director nominees and BTIG	Same as above (other than clauses (f) and (g) with respect to the inclusion of BTIG).

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days	Our sponsor, officers, directors and director nominees and BTIG	The representative in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants) pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Controlling Persons [Table Text Block]	Tim Rotolo, our Chairman and Chief Executive Officer, controls the management of our sponsor, including the exercise of voting and investment discretion with respect to the ordinary shares held of record by the sponsor. Mr. Rotolo will have an indirect interest in an aggregate of [•] founder shares (or approximately [
•
]% of the outstanding founder shares, assuming the over-allotment option is not exercised) and [•] private placement units through Class A membership units and Class B membership units, respectively, in our sponsor.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]	As of the date of this prospectus, other than Mr. Rotolo, no other person has a direct or indirect material interest in our sponsor. Other than our management team, none of the other members of our sponsor will participate in our company’s activities.
SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]
Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants), as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
	day period commencing at least 150 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.	Our sponsor, officers, directors and director nominees	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor and their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants)	30 days after the completion of our initial business combination	Our sponsor, officers, directors and director nominees and BTIG	Same as above (other than clauses (f) and (g) with respect to the inclusion of BTIG).

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days	Our sponsor, officers, directors and director nominees and BTIG	The representative in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants) pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Conflicts of Interest [Table Text Block]	As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company (including, without limitation, Range I) with which they may become involved.